Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Assets	$ 10,216,057,804	$ 10,488,176,207
Liabilities	8,198,813,805	8,592,294,336
Shareholders’ Equity	2,017,243,999	1,895,881,871	$ 1,846,912,941	$ 1,669,471,836
Net Income for the Year	337,169,628	$ 151,257,454	$ 188,618,946
Play Digital S.A.
Disclosure of subsidiaries [line items]
Assets	16,255,518
Liabilities	6,276,551
Shareholders’ Equity	9,978,967
Net Income for the Year	$ (7,818,441)